Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances
Related Party Transactions and Balances
20. Related Party Transactions and Balances
The Group entered into the following significant related party transactions for the periods presented:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Loans to an equity investee 1	—	—	270,000
Funds (from)/to the Entity 2	(696,624)	(58,101)	192,575
Purchases of goods and services	172,506	124,018	118,191
Investment income and interest income	48,069	34,344	42,399
Sales of goods and services	12,740	12,033	17,823
The Group had the following significant related party balances as of December 31, 2024 and 2025, respectively:

	December 31, 2024	December 31, 2025
	RMB in thousands
Amounts due from related parties
Due from an investment fund 3	37,519	37,519
Due from the Entity 2	609,823	817,400
Due from other investees	139,335	20,043

Total	786,677	874,962

Amounts due to related parties 4	4,549	16,113

1.	In 2025, the Company provided interest-bearing loans of RMB270.0 million to an equity investee, which is non-trade in nature, with annual interest rate of 4.50%.
2.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for construction. The balance as of December 31, 2024 and 2025 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade
in nature. The annual interest rates of the loans were 3.95% and 3.60% as of December 31, 2024 and 2025, respectively.

3.
The balances due from the investment fund, of which the Company is the limited partner, as of December 31, 2024 and December 31, 2025 were consideration receivables related to the equity investments transferred, which is non-trade
in nature.

4.	The balances as of December 31, 2024 and 2025 mainly represent the payables in trade nature.